Advantage Funds, Inc. (the "Registrant")

-Dreyfus Global Dynamic Bond Fund (the "Fund")

(Class A, C, I and Y Shares)

Incorporated herein by reference is the supplement to the Fund's Summary and Statutory Prospectuses filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on July 21, 2017 (SEC Accession No. 0000914775-17-000085).